REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract balances (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Revenue from contracts with customers [Abstract]
Trade receivables	$ 437,329	$ 368,855
Contract assets	704,703	526,990
Contract liabilities	(312,204)	(296,555)
Unearned revenue	(51,056)	(33,490)
Net contract balances	$ 778,772	$ 565,800